Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhitsmlcpcrfnd-20171002_SupplementTextBlock

John Hancock Investment Trust

Supplement dated October 1, 2017, to the current Class R6 Prospectus (the "Prospectus")

John Hancock Small Cap Core Fund (the fund)

Effective October 1, 2017, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee [1]	0.87
Other expenses[2]	0.14
Acquired fund fees and expenses[3]	0.00
Total annual fund operating expenses	1.01
[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2017.
[2] "Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R6 shares.
[3] "Acquired fund fees and expenses" for the fund have been restated to reflect an amendment to the fund's "Non-Fundamental Investment Restrictions" effective October 1, 2017 to prohibit the fund from investing in business development companies ("BDCs"). In meeting its investment restrictions, the fund does not currently incur any acquired fund fees or expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	103
3 years	322
5 years	558
10 years	1,236

(John Hancock Small Cap Core Fund - Class R6) | (John Hancock Small Cap Core Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Small Cap Core Fund - Class R6) | (John Hancock Small Cap Core Fund) | Class R6
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2017.
[2]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R6 shares.
[3]	"Acquired fund fees and expenses" for the fund have been restated to reflect an amendment to the fund's "Non-Fundamental Investment Restrictions" effective October 1, 2017 to prohibit the fund from investing in business development companies ("BDCs"). In meeting its investment restrictions, the fund does not currently incur any acquired fund fees or expenses.